As filed with the Securities and Exchange Commission on February 28, 2008

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-21332

RMK High Income Fund, Inc.

(Exact Name of the Registrant as Specified in Charter)

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Address of Principal Executive Offices – Zip Code)

Charles D. Maxwell

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (901) 524-4100

Copies to:

Jennifer R. Gonzalez, Esq.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, D.C. 20006

Date of fiscal year end: March 31, 2008

Date of reporting period: December 31, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The following is a copy of the schedule of investments of RMK High Income Fund, Inc. (the “Fund”):

RMK HIGH INCOME FUND, INC.

Portfolio of Investments

December 31, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value ‡
ASSET-BACKED SECURITIES - INVESTMENT GRADE - 7.2% OF NET ASSETS
	Certificate-Backed Obligations (“CBO”) - 2.2%
$1,500,000	CBC Insurance Revenue Securitization LLC 2002-A C, 8.880% 2/15/23 †#	$1,343,025
2,000,000	Diversified Asset Securitization Holdings III 1A A3L, 5.436% 7/5/36 †#	820,000
1,926,050	MKP CBO I Ltd. 4A CS 2.000% 7/12/40 †#	356,319

		2,519,344

	Collateralized Debt Obligations (“CDO”) - 3.2%
2,000,000	CDO Repack SPC Ltd. 2006-BRGA, 7.800% 12/5/51 #	140,000
1,904,039	E-Trade CDO I 2004-1A, 2.000% 1/10/40 #	318,927
2,897,637	IMAC CDO Ltd. 2007-2A E, 9.680% 10/20/50 †#	101,417
1,000,000	Kodiak CDO 2007-2A E, 8.125 11/7/42 †#	150,000
3,940,025	Lancer Funding Ltd. 2007-2A A3, 12.243% 7/15/47 †#	39,400
3,951,033	Libertas Preferred Funding Ltd. 2007-3A 7, 12.993% 4/9/47 †#	395,103
2,000,000	Linker Finance PLC 16A E, 8.465% 5/19/45 †#	340,000
1,967,002	Millstone III-A CDO Ltd., 4.300% 7/5/46 #	78,680
993,595	Newbury Street CDO Ltd. 2007-1A D, Zero Coupon Bond 3/4/53 †#	19,872
3,000,000	Palmer Square 2A CN, 12.662% 11/2/45 †#	420,000
1,000,000	Pasa Funding Ltd. 2007-1A D, 9.243% 4/7/52 #	187,500
1,917,691	Sharps CDO 2006-1A D, 7.500% 5/8/46 †#	153,415
1,000,000	Squared CDO Ltd. 2007-1A C, 10.040% 5/11/57 †#	50,000
4,000,000	Taberna Preferred Funding Ltd. 2006-6A, Zero Coupon Bond 12/5/36 †#	760,000
2,806,645	Taberna Preferred Funding Ltd. 2006-7A C1, 1.000% 2/5/37 †#	575,362
1,983,528	Tahoma CDO Ltd. 2006-1A D, 8.616% 6/18/47 †#	29,753
1,000,000	Tahoma CDO Ltd. 2007-2A D, 9.491% 9/15/47 †#	20,000

		3,779,429

	Home Equity Loans - 0.1%
340,712	Fremont Home Loan Trust 2004-4 M7, 6.585% 3/25/35	62,313
	Manufactured Housing - 1.7%
2,137,288	Mid-State Trust 2005-1 B, 7.758% 1/15/40	1,933,756

Total Asset-Backed Securities - Investment Grade (cost $42,608,957)		8,294,842

ASSET-BACKED SECURITIES - BELOW INVESTMENT GRADE OR UNRATED - 14.9% OF NET ASSETS
	Certificate-Backed Obligations (“CBO”) - 0.1%
1,552,867	Helios Series I Multi-Asset CBO, Ltd. IA C, 7.706% 12/13/36 †#	81,526
	Collateralized Debt Obligations ("CDO") - 9.3%
1,000,000	801 Grand CDO 2006-1 LLC, 10.926% 9/20/16 †#	827,500
1,000,000	Aardvark Asset-Backed Securities CDO 2007-1A, Zero Coupon Bond 7/6/47 #	35,000
2,000,000	Acacia CDO, Ltd. 10A, 4.570% 9/7/46 †#	95,000
4,000,000	Aladdin CDO I Ltd. 2006-3A, 9.926% 10/31/13 †#	1,250,000
270,000	Attentus CDO Ltd. 2006-2A E2, 8.395% 10/9/41 #	46,575
2,000,000	Attentus CDO Ltd. 2006-2A F1, 10.243% 10/9/41 †#	190,000
680,000	Attentus CDO Ltd. 2006-2A F2, 10.295% 10/9/41 #	30,600
3,000,000	Attentus CDO Ltd. 2007-3A F2, 9.532% 10/11/42 †#	225,000
1,983,734	Broderick CDO Ltd. 2007-3A D, Zero Coupon Bond 12/6/50 †#	198
1,000,000	Cairn Mezzanine Asset-Backed CDO PLC 2007-3A, 10.000% 8/13/47 #	15,000
5,000,000	Commodore CDO I Ltd. 1A C, 7.803% 2/28/37 †#	425,000
4,000,000	Dillon Read CDO Ltd. 2006-1A, 13.000% 12/5/46 †#	1,600,000
3,000,000	Diversified Asset Securitization Holdings II 1A B1, 9.712% 9/15/35 †#	195,000
1,000,000	Gulf Stream Atlantic CDO Ltd. 2007-1A, 19.957% 7/13/47 †#	30,000
1,000,000	IXIS ABS 1 Ltd., 8.120% 12/12/46 †#	40,000
12,000,000	Kenmore Street Synthetic CDO 2006-1A, 9.926% 4/30/14 †#	2,370,000
972,743	Knollwood CDO Ltd. 2006-2A E, 11.243% 7/13/46 †#	19,455
2,000,000	Knollwood CDO Ltd. 2006-2A SN, 22.683% 7/13/46 #	10,000
4,000,000	Kodiak CDO 2006-1A, Zero Coupon Bond 8/7/37 †#	330,000
3,000,000	Kodiak CDO 2006-1A G, Zero Coupon Bond 8/7/37 †#	285,000
2,903,720	Lexington Capital Funding Ltd. 2007-3A F, 8.753% 4/10/47 †#	174,223

RMK HIGH INCOME FUND, INC.

Portfolio of Investments

December 31, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value ‡
1,961,789	Norma CDO Ltd. 2007-1A E, 9.541% 3/11/49 †#	88,280
1,500,000	Trapeza CDO I LLC 2006-10A, 5.824% 6/6/41 #	277,500
2,000,000	Trapeza CDO I LLC 2006-10A D2, 8.700% 6/6/41 †#	910,000
2,000,000	Trapeza CDO I LLC 2006-11A, 13.600% 10/10/41 #	230,000
2,000,000	Trapeza CDO I LLC 2006-11A F, 10.204% 10/10/41 #	460,000
1,400,000	Tropic CDO V, 8.540% 7/15/36 †#	553,000

		10,712,331

	Equipment Leases - 4.9%
6,750,400	Aerco Limited 1X C1, Zero Coupon Bond 7/15/23 #	168,760
7,123,631	Aerco Limited 2A B2, Zero Coupon Bond 7/15/25 †#	1,674,053
6,930,122	Aerco Limited 2A C2, Zero Coupon Bond 7/15/25 †#	415,807
638,095	DVI Receivables Corp. 2001-2 A3, 3.519% 11/8/31 #	242,476
895,476	DVI Receivables Corp. 2001-2 A4, 4.613% 11/11/09 #	358,190
3,477,685	DVI Receivables Corp. 2002-1 A3A, 5.588% 6/11/10 #	1,043,306
2,741,094	Guggenheim Equipment Trust 2007-1A, 11.193% 7/15/31 †#	1,765,539

		5,668,131

	Home Equity Loans - 0.6%
1,677,278	ACE Securities Corp. 2005-SL1 B1, 6.000% 6/25/35 †#	8,386
536,290	Ameriquest Mortgage Securities Inc. 2003-8 MV6, 8.094% 10/25/33	36,769
492,609	Amresco Residential Securities Mortgage Loan Trust 1999-1 B, 8.865% 11/25/29	117,732
3,000,000	Meritage Asset Holdings 2005-2 N4, 7.500% 11/25/35 †#	18,000
2,000,000	Soundview Home Equity Loan Trust 2005-A B1, 7.865% 4/25/35 †#	182,600
1,305,164	Terwin Mortgage Trust 2005-3SL B6, 2.500% 3/25/35 interest-only strips #	19,577
932,654	Terwin Mortgage Trust 2005-7SL, Zero Coupon Bond 7/25/35 †#	93
873,740	Terwin Mortgage Trust 2005-11SL B7, Zero Coupon Bond 11/25/36 †#	26,212
3,000,000	Terwin Mortgage Trust 2005-R1, Zero Coupon Bond 12/28/36 †#	58,650
4,000,000	Terwin Mortgage Trust 2006-R3, 0.419% 6/26/37 †#	5,000
1,500,000	Terwin Mortgage Trust 2007-3SL B3, 6.000% 5/25/38 †#	225,000

		698,019

Total Asset-Backed Securities - Below Investment Grade or Unrated (cost $86,394,544)		17,160,007

CORPORATE BONDS - INVESTMENT GRADE - 10.9% OF NET ASSETS
	Finance - 1.6%
2,000,000	Catlin Insurance Company Ltd., 7.249% 12/31/49 †	1,828,602
	Insurance - 0.2%
500,000	Security Capital Assurance Ltd., 6.880% 6/17/49 †#	250,000
	Special Purpose Entities - 9.1%
2,000,000	Fixed Income Pass-Through Trust 2007-C JPM Class B, 8.291% 5/15/77 †#	660,000
2,000,000	Lincoln Park Referenced Link Notes 2001-1, 8.404% 7/30/31 †#	1,412,880
1,500,000	Parcs-R 2007-8, 7.365% 1/25/46 †	1,134,600
1,450,000	Preferred Term Securities XXVIII, Ltd., 6.293% 3/22/38 †#	1,261,500
2,991,609	Pyxis Master Trust 2006-7, 9.631% 10/1/37 †#	239,329
6,000,000	Steers Delaware Business Trust 2007-A, 7.243% 6/20/18 †#	5,775,000

		10,483,309

Total Corporate Bonds - Investment Grade (cost $17,774,391)		12,561,911

CORPORATE BONDS - BELOW INVESTMENT GRADE OR UNRATED - 54.6% OF NET ASSETS
	Agriculture - 0.2%
425,000	Eurofresh Inc., 11.500% 1/15/13 †	255,000
	Apparel - 2.3%
2,928,000	Rafaella Apparel Group Inc., 11.250% 6/15/11	2,693,760
	Automotive - 3.9%
2,025,000	Cooper Standard Automotive, Inc., 8.375% 12/15/14	1,604,813
1,125,000	Dana Corp., 3/15/10 in default ~	832,500
3,225,000	Metaldyne Corp., 11.000% 6/15/12	2,080,125

		4,517,438

	Basic Materials - 6.9%
1,825,000	AmeriCast Technologies Inc., 11.000% 12/1/14 †	1,683,563
2,500,000	Key Plastics LLC, 11.750% 3/15/13 †	2,000,000
1,600,000	Millar Western Forest Products Ltd., 7.750% 11/15/13	1,192,000
2,425,000	Momentive Performance Materials Inc., 11.500% 12/1/16 †	2,097,625
1,150,000	Noranda Aluminium Holding Corp., Zero Coupon Bond 11/15/14 †	977,500

		7,950,688

RMK HIGH INCOME FUND, INC.

Portfolio of Investments

December 31, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value ‡
	Building & Construction - 0.1%
175,000	Ply Gem Industries Inc., 9.000% 2/15/12	135,625
	Communications - 1.7%
3,075,000	CCH I Holdings LLC, 11.750% 5/15/14	1,944,938
	Consulting Services - 2.1%
2,600,000	MSX International Inc., 12.500% 4/1/12 †	2,418,000
	Entertainment - 1.9%
1,650,000	French Lick Resorts & Casino LLC, 10.750% 4/15/14 †	1,204,500
1,425,000	Six Flags Inc., 9.625% 6/1/14	1,050,938

		2,255,438

	Finance - 2.1%
2,050,000	Advanta Capital Trust I, 8.990% 12/17/26	1,455,500
1,000,000	Asure Float, 10.500% 12/31/35 †#	980,000

		2,435,500

	Garden Products - 0.8%
1,690,000	Ames True Temper, 10.000% 7/15/12	929,500
	Industrials - 1.7%
289,584	Home Products Inc., pays-in-kind 3/20/17 #	196,938
1,900,000	Terphane Holding Corp., 12.500% 6/15/09 †	1,748,000

		1,944,938

	Manufacturing - 5.0%
600,000	BGF Industries Inc., 10.250% 1/15/09	585,000
2,325,000	JB Poindexter & Co. Inc., 8.750% 3/15/14	1,947,187
3,575,000	MAAX Corp., 6/15/12 in default ~	858,000
1,550,000	Propex Fabrics Inc., 10.000% 12/1/12	697,500
1,825,000	Wolverine Tube, Inc., 10.500% 4/1/09	1,733,750

		5,821,437

	Oil & Natural Gas - 1.0%
1,200,000	Seametric International, 11.625% 5/25/12 †#	1,104,000
	Paper Products - 2.1%
1,525,000	Corp Durango SAB de CV, 10.500% 10/5/17 †	1,380,125
1,175,000	Mercer International Inc., 9.250% 2/15/13	1,075,125

		2,455,250

	Real Estate Services - 1.7%
3,050,000	Realogy Corp., 12.375% 4/15/15 †	1,921,500
	Retail - 2.9%
1,167,000	Lazydays RV Center Inc., 11.750% 5/15/12	1,003,620
1,100,000	Rare Restaurant Group LLC/RRG Finance Corp., 9.250% 5/15/14 †	1,017,500
1,075,000	Uno Restaurant Corp., 10.000% 2/15/11 †	795,500
1,100,000	VICORP Restaurants, Inc., 10.500% 4/15/11	561,000

		3,377,620

	Special Purpose Entities - 13.1%
1,250,000	Duane Park I, Ltd., Zero Coupon Bond 6/27/16 †#	475,000
1,500,000	Eirles Two Ltd. 262, 10.378% 8/3/21 #	1,125,000
2,300,000	Eirles Two Ltd. 263, 12.878% 8/3/21 #	1,564,000
552,000	Interactive Health LLC, 7.250% 4/1/11 †	386,400
1,275,000	MCBC Holdings Inc., 11.521% 10/15/14 †	1,224,000
3,250,000	PNA Intermediate Holding Corp., 11.869% 2/15/13 †	2,941,250
1,000,000	Preferred Term Securities II, Ltd., 10.000% 5/22/33 †#	490,000
3,000,000	Preferred Term Securities XXI, Ltd., 24.250% 3/22/38 †#	840,000
999,070	Preferred Term Securities XXI-2TR, 9.999% 3/22/38 †#	569,470
2,400,000	Preferred Term Securities XXII, Ltd., 10.000% 9/22/36 †	908,400
3,200,000	Preferred Term Securities XXIII, Ltd., 10.000% 12/22/36 †	1,460,800
2,500,000	Preferred Term Securities XXVIII, Ltd., 10.000% 3/22/38 †#	2,325,000
997,523	Pyxis Master Trust, 9.631% 10/1/37 †#	79,802
1,316,750	TPref Funding I Ltd., Zero Coupon Bond 1/15/33 †#	727,504

		15,116,626

	Telecommunications - 3.7%
2,925,000	Primus Telecommunications GP, 8.000% 1/15/14	1,601,438
1,775,000	Securus Technologies Inc., 11.000% 9/1/11	1,544,250
1,250,000	Securus Technologies Inc., 11.000% 9/1/11	1,087,500

		4,233,188

	Tobacco - 1.4%
2,175,000	North Atlantic Trading Co., 9.250% 3/1/12	1,609,500

Total Corporate Bonds - Below Investment Grade or Unrated (cost $83,928,246)		63,119,946

RMK HIGH INCOME FUND, INC.

Portfolio of Investments

December 31, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value ‡
MORTGAGE-BACKED SECURITIES - INVESTMENT GRADE - 18.6% OF NET ASSETS
	Collateralized Mortgage Obligations - 18.6%
33,186,074	Banc of America Funding Corp. 2007- E 8A5, 0.500% 9/20/47 interest-only strips #	408,521
848,560	Countrywide Alternative Loan Trust 2005-49CB A5, 5.500% 11/25/35	793,714
1,493,588	Countrywide Alternative Loan Trust 2005-56 M4, 5.785% 11/25/35 #	716,922
12,477,772	Countrywide Alternative Loan Trust 2006-OA21 X, 2.765% 3/20/47 interest only-strips #	694,138
35,520,266	Countrywide Alternative Loan Trust 2007-OA8 X 2.000% 6/25/47 interest-only strips #	1,243,209
3,000,000	Deutsche Mortgage Securities, Inc. 2006-RS1 N2, 6.446% 9/27/35 †#	1,950,000
5,808,334	Harborview Mortgage Loan Trust 2003-2 1X, 1.980% 10/19/33 interest-only strips	372,622
36,183,435	Harborview Mortgage Loan Trust 2005-16 X4, 0.003% 1/19/36 interest-only strips #	547,817
35,516,952	Harborview Mortgage Loan Trust 2006-5 X1, 1.939% 7/19/47 interest-only strips #	1,415,351
19,002,455	Lehman XS Trust 2007-4N 3AX, 2.931% 3/25/47 interest-only strips #	1,502,904
45,873,426	Residential Accredit Loans Inc. 2006-Q05 XC, 1.347% 5/25/46 interest-only strips #	1,400,516
38,221,957	Residential Accredit Loans Inc. 2006-Q05 XN, 1.759% 5/25/46 interest-only strips #	1,509,767
99,982,624	Residential Accredit Loans Inc. 2007-QH8 P, 0.500% 10/25/37 interest-only strips #	456,921
99,982,623	Residential Accredit Loans Inc. 2007-QH8 X, 0.981% 10/25/37 interest-only strips #	3,425,405
116,580	Structured Asset Investment Loan Trust 2004-5A B, Zero Coupon Bond 6/27/34 †#	1,574
1,795,630	Structured Asset Investment Loan Trust 2004-7A B, Zero Coupon Bond 8/27/34 †#	8,978
1,306,112	Structured Asset Investment Loan Trust 2004-8 B2, 5.000% 9/25/34	37,775
53,598,939	Structured Asset Mortgage Investments Inc. 2006-AR1 3X, 1.200% 2/25/36 interest-only strips #	1,413,940
2,500,000	Structured Asset Mortgage Investments Inc. 2006-AR3 1B1, 5.265% 4/25/36	2,038,885
1,305,646	Structured Asset Trust 2003-S A, 7.500% 12/28/33 †#	332,940
57,309,837	Washington Mutual, Inc. 2007-0A3 CX2P, 0.800% 2/25/47 interest-only strips #	1,231,015

Total Mortgage-Backed Securities - Investment Grade (cost $27,551,340)		21,502,914

MORTGAGE-BACKED SECURITIES - BELOW INVESTMENT GRADE OR UNRATED - 8.4% OF NET ASSETS
	Collateralized Mortgage Obligations - 8.4%
5,046,680	Countrywide Alternative Loan Trust 2006-6CB B5, 5.575% 5/25/36 #	538,784
1,000,000	Countrywide Alternative Loan Trust 2006-OA11 N3, 12.500% 9/25/46 † #	555,000
3,000,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-3A N2, 2.000% 6/27/35 †#	1,425,000
6,000,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-4A N-2, Zero Coupon Bond 7/27/45 †#	2,700,000
2,000,000	Harborview Corp. 2006-8A N5, Zero Coupon Bond 7/21/36 †#	260,940
1,000,000	Harborview Corp. 2006-14 N4, 8.350% 3/19/38 †#	180,000
5,000,000	Harborview Corp. 2006-14 PS, Zero Coupon Bond 12/19/36 †#	872,300
2,959,362	Harborview Mortgage Loan Trust 2006-4 B11, 6.715% 5/19/47 †#	364,712
5,000,000	Long Beach Asset Holdings Corp. 2005-WL1 N4, 7.500% 6/25/45 †#	160,000
3,000,000	Long Beach Mortgage Loan Trust 2005-WL2 B3, 7.283% 8/25/35 †#	112,500
1,035,430	Meritage Mortgage Loan Trust 2004-2 B1, 8.115% 1/25/35 †#	17,602
1,021,575	Park Place Securities Inc. 2005-WCW1 B, 5.000% 9/25/35 †#	25,539
2,000,000	Park Place Securities Inc. 2005-WCW2 M10, 7.365% 7/25/35 #	262,600
2,000,000	Park Place Securities Inc. 2005-WHQ3 M11, 7.365% 6/25/35 #	860,000
1,000,000	Park Place Securities Inc. 2005-WHQ4, 7.365% 9/25/35 †#	192,500
1,000,000	Sharp SP I LLC Trust 2006-A HM3 N3, 12.500% 10/25/46 †#	902,800
2,167,000	Structured Asset Investment Loan Trust 2003-BC1 B2, 9.000% 5/25/32	288,826

Total Mortgage-Backed Securities - Below Investment Grade or Unrated (cost $28,040,661)		9,719,103

MUNICIPAL SECURITIES - 0.1% OF NET ASSETS
13,185	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.000% 6/1/08	12,478
24,836	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.274% 6/1/09	20,608
35,126	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.455% 6/1/10	26,314

Total Municipal Securities (cost $67,845)		59,400

COMMON STOCKS - 7.7% OF NET ASSETS
	Communications - 0.2%
15,200	Citizens Communications Company	193,496
7,744	TerreStar Corporation ~	56,144

		249,640

	Consumer Products - 0.4%
500	B&G Foods, Inc.	5,105
11,583	Home Products #~	347
160,000	Insight Health Services Holdings Corp ~	480,000

		485,452

RMK HIGH INCOME FUND, INC.

Portfolio of Investments

December 31, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value ‡
	Energy - 0.7%
10,600	Legacy Reserves LP	219,420
128,000	Pinnacle Gas Resources, Inc. ~	586,240

		805,660

	Financials - 2.8%
10,800	Compass Diversified Trust	160,920
26,200	FSI Realty Trust †~	52,400
262,000	FSI Realty Trust Regulation D †~	524,000
34,496	Grubb & Ellis Company	221,119
38,235	Mid Country †#~	649,995
141,800	Muni Funding Co. †~	850,800
79,300	Star Asia Financial Ltd. †	733,525
9,600	TICC Capital Corp.	88,608

		3,281,367

	Industrials - 2.1%
17,200	Aircastle Limited	452,876
6,400	Diana Shipping Inc.	201,344
91,386	Intermet Corporation #~	10,966
19,700	OceanFreight Inc.	378,831
45,800	Orion Marine Group ~	687,000
20,500	Paragon Shipping Inc.	373,305
875	Port Townsend Paper Corp. ~	350,000

		2,454,322

	Insurance - 0.1%
333	Providence Washington Insurance Companies #~	67
	Technology - 1.4%
253,700	Banctec Inc. †~	1,522,200
9,500	Ness Technologies, Inc. ~	87,685
3,115	Taiwan Semiconductor Manufacturing Company Ltd.	31,025

		1,640,910

Total Common Stocks (cost $18,677,957)		8,917,418

PREFERRED STOCKS - 2.1% OF NET ASSETS
1,000	Credit Genesis CLO 2005 †#	650,000
7	Harborview 2006-8 †#~	1
67,000	Indymac Indx CI-1 Corp. †#~	82,410
2,325	Terrestar Corporation	1,743,750
2,000	WEBS CDO 2006-1 PS †#	20

Total Preferred Stocks (cost $6,528,859)		2,476,181

EURODOLLAR TIME DEPOSITS - 3.8% OF NET ASSETS
	State Street Bank & Trust Company Eurodollar time deposits dated December 31, 2007, 2.100% maturing at $4,421,516 on January 2, 2008.	4,421,000

Total Investments - 128.3% of Net Assets (cost $315,993,800)		148,232,722

Other Assets and Liabilities, net - (28.3%) of Net Assets		(32,736,736)

Net Assets		$115,495,986

†	These securities are sold within the terms of a private placement memorandum, are exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
‡	See Notes to the Schedule of Investments regarding investment valuations.
~	Non-income producing security.
#	Security valued at fair value.

All of the Fund's investment securities, other than equity securities, are pledged as collateral under the line of credit.

Notes to the Schedule of Investments

(Unaudited)

Investment Valuations—Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of the close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern Time, unless that price is outside the range of the “inside” bid and asked price (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be the last trade to occur before the market closes. Securities traded in the over-the-counter market and listed securities for which no sales were reported for that date are valued at the last-quoted bid price.

Equity and debt securities issued in private placements are valued on the bid side by a primary market dealer. Long-term debt securities (including U.S. government securities, listed corporate bonds, other debt and asset-backed securities, and unlisted securities and private placement securities) are generally valued at the latest price furnished by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of more than 60 days for which market quotations are readily available are valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of 60 days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of Morgan Asset Management, Inc.’s (the “Adviser”) Valuation Committee, does not represent market value.

Investments in open-end registered investment companies, if any, are valued at net asset value as reported by those investment companies. Foreign securities denominated in foreign currencies, if any, are translated from the local currency into U.S. dollars using current exchange rates.

Investments for which market quotations are not readily available, or if available quotations are not believed to be reflective of market value, are valued at fair value as determined by the Adviser’s Valuation Committee using procedures established by and under the supervision of the Fund’s Board of Directors. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing services is inaccurate.

Among the more specific factors that are considered by the Valuation Committee in determining the fair value of a security are: (1) type of security; (2) financial statements of the issuer; (3) cost at date of purchase (generally used for initial valuation); (4) size of the Fund’s holding; (5) for restricted securities, the discount from market value of unrestricted securities of the same class at the time of purchase; (6) the existence of a shelf registration for restricted securities; (7) information as to any transactions or offers with respect to the security; (8) special reports prepared by analysts; (9) the existence of merger proposals, tender offers or similar events affecting the security; (10) the price and extent of public trading in similar securities of the issuer or comparable companies; (11) the fundamental analytical data relating to the investment; (12) the nature and duration of restrictions on disposition of the securities; and (13) evaluation of the forces which influence the market in which these securities are purchased and sold.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

Item 2.	Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Fund’s certifying officers have concluded that such disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Fund on Form N-CSR and Form N-Q is accumulated and communicated to the Fund’s management to allow timely decisions regarding required disclosure.

(b)	The Fund’s certifying officers are not aware of any changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal controls over financial reporting.

Item 3.	Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Fund):	RMK High Income Fund, Inc.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date:	February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date:	February 28, 2008

By (Signature and Title):	/s/ J. Thompson Weller
J. Thompson Weller
Treasurer and Principal Financial Officer

Date:	February 28, 2008